Condensed Consolidated Statement of Comprehensive Income (unaudited) - SEK (kr) kr in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Consolidated Statement of Comprehensive Income (unaudited)
Interest income		kr 994	kr 685	kr 678	kr 1,679	kr 1,338	kr 2,719
Interest expenses		(489)	(200)	(210)	(689)	(385)	(812)
Net interest income		505	485	468	990	953	1,907
Net fee and commission expense		(8)	(7)	(7)	(15)	(17)	(29)
Net results of financial transactions		(92)	(170)	9	(262)	(8)	56
Total operating income		405	308	470	713	928	1,934
Personnel expenses		(102)	(92)	(98)	(194)	(187)	(359)
Other administrative expenses		(56)	(56)	(61)	(112)	(116)	(231)
Depreciation and impairment of non-financial assets		(15)	(14)	(12)	(29)	(23)	(80)
Total operating expenses		(173)	(162)	(171)	(335)	(326)	(670)
Operating profit before credit losses		232	146	299	378	602	1,264
Net credit losses		(19)	2	13	(17)	1	41
Operating profit		213	148	312	361	603	1,305
Tax expenses		(42)	(32)	(64)	(74)	(124)	(271)
Net profit	[1]	171	116	248	287	479	1,034
Items not to be reclassified to profit or loss
Own credit risk		(6)	70	(2)	64	(20)	(24)
Revaluation of defined benefit plans		16	30	4	46	35	24
Tax on items not to be reclassified to profit or loss		(3)	(21)	0	(24)	(3)	0
Net items not to be reclassified to profit or loss		7	79	2	86	12	0
Total other comprehensive income		7	79	2	86	12	0
Total comprehensive income	[1]	kr 178	kr 195	kr 250	kr 373	kr 491	kr 1,034
Basic earnings per share (in SEK per share)	[2]	kr 43	kr 29	kr 62	kr 72	kr 120	kr 259
Diluted earnings per share (in SEK per share)	[2]	kr 43	kr 29	kr 62	kr 72	kr 120	kr 259

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.